INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Feb. 28, 2023	Dec. 31, 2022	Feb. 28, 2022	Dec. 31, 2021
Deferred tax assets:
Advertising expense and prepaid rental	$ 194,423		$ 252,996
Property and equipment	2,988		6,893
Impairment loss on long-term investments	41,412		46,000
Others	45,927		21,939
Tax losses carry-forward	323,066		249,134
Less: valuation allowance	(601,843)	$ (601,843)	(570,215)	$ (570,215)
Deferred tax assets, net	5,973		6,747
Deferred tax liabilities:
Intangible assets	57		184
Property and equipment			924
Others	1,506		572
Deferred tax liabilities	$ 1,563		$ 1,680